Long-term investments	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Long-term investments

13. Long-term investments

The following is a summary of long-term investments:

	As of December 31,
	2014	2015
	US$	US$
Cost method investments:
Investment in Series A Guazi Shares (a)	—	53,684
Investee B (b)	—	33,722
Investee C (c)	20,000	20,000
Investee D (d)	—	15,000
Investment in 58 Home Series A Preference Shares (g)	—	10,000
Investee E (e)	—	3,465
Others (f)	3,784	7,741
Total cost method investments	23,784	143,612
Equity method investments:
Investment in 58 Home Ordinary Shares (g)	—	246,778
Others	—	871
Total equity method investments	—	247,649
Total long-term investments	23,784	391,261

(a)           In 2015, as a result of the disposal of Guazi (See Note 6), the Group retained certain equity interest in Guazi by investing in 38,800,000 Series A Guazi Shares. The investment in Series A Guazi Shares was measured at fair value of US$53,684 on the date of disposal and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

(b)           In 2015, the Group acquired shares of investee B for cash consideration of US$33,722. Investee B is mainly engaged in the business of providing home decoration and home decoration-related services (including the online information services in connection with home renovation and decoration and building materials) through the internet. The investment is accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

(c)           In 2014, the Group acquired shares of investee C for cash consideration of US$20,000. Investee C is mainly engaged in the provision of temporary driving services. The investment is accounted for under cost method as the Group does not have ability to exercise significant influence over operating and financial policies of investee C and the shares do not have readily determinable fair value.

(d)           In 2015, the Group acquired shares of investee D for cash consideration of US$15,000. Investee D is mainly engaged in the business of operating a real estate internet portal. The investment is accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

(e)           In 2015, the Group acquired shares of investee E for cash consideration of US$3,465. Investee E is mainly engaged in the second-hand automobile sales chained agency services. The investment is accounted for under the cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

(f)           In 2015, the Group acquired shares of other companies for an aggregate cash consideration of US$7,741. The cash consideration paid for each of these investments was less than US$3,000. These investments are accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

(g)           As a result of the deconsolidation of 58 Home on November 27, 2015 (as set out in Note 5), the Group continue to retain equity interest in 58 Home through its ownership of 80,000,000 58 Home Ordinary Shares and of 1,360,000 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. For the period from November 27, 2015 to December 31, 2015, the Group recorded an investment loss of US$9,288. The Company’s investment in 58 Home Series A Preference Shares was accounted for as cost method investment in accordance with ASC 325-20 because the 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.